STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 8 - STOCKHOLDERS’ EQUITY

In June 2021, in connection with the Business Combination, the Company amended and restated its Certificate of Incorporation to authorize 150,000,000 shares of common stock and 1,500,000 shares of preferred stock, both with par value equal to $0.0001. In September 2022, the Company amended and restated its Certificate of Incorporation to authorize shares up to a total of 250,000,000 shares of common stock. As of September 30, 2022 and December 31, 2021, there were no shares of preferred stock issued and outstanding.

Common Stock

On June 30, 2021, in connection with the Closing, the following common stock activity occurred:

●	802,679 shares of common stock were issued to holders of Former Ensysce common stock.

●	310,963 shares of common stock outstanding were assumed by the Company.

●	67,899 shares of common stock were issued in settlement of $5.8 million of convertible debt.

●	988 shares of restricted common stock were issued in exchange for previously outstanding warrants to purchase Former Ensysce common stock.

●	25,000 shares of common stock were issued in settlement of a termination agreement with a strategic advisor dated January 2021.

●	6,250 shares of common stock were issued in settlement of deferred underwriting costs.

Warrants

On September 30, 2022, outstanding warrants to purchase shares of common stock are as follows:

Reference	Shares Underlying Outstanding Warrants	Exercise Price	Description	Classification
(a)	945,063	$200.00 - 230.00	LACQ warrants	Equity
(b)	55,306	$4.04	Share subscription facility	Equity
(c)	18,058	$15.60	2021 Notes	Liability
(d)	36,116	$15.60	2021 Notes	Liability
(e)	233,394	$14.17	2022 Notes	Liability
(f)	233,394	$14.17	2022 Notes	Liability
	1,521,331

a)	On June 30, 2021, as a result of the closing of the Business Combination, the Company assumed a total of 945,063 warrants previously issued by LACQ. The warrants provide holders the right to purchase common stock at a strike price of between $200.00 and $230.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 500,000 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 445,063 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.

On August 3, 2021, the Company entered into an agreement with an existing warrant holder to reduce the exercise price of 25,000 warrants issued on June 30, 2021 from $230.00 to $200.00, resulting in an incremental increase in their fair value of $56,590, recognized in general and administrative expense.

b)

On July 2, 2021, upon public listing of the Company’s shares, the Company issued 55,306 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $200.20 per share. The grant date fair value of the warrants, based on the $289.80 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.

On December 28, 2021, January 3, 2022, February 1, 2022, March 1, 2022, May 2, 2022,June 1, 2022, July 1, 2022, August 10, 2022, September 20, 2022 and September 29, 2022 the exercise price of the warrants adjusted to $90.00 per share, $56.60 per share, $31.60 per share, $19.20 per share, $18.80 per share, $9.20 per share, $8.00 per share, $7.00 per share, $4.60 per share and $4.00 for those conversion dates, respectively, as required by a down round adjustment feature of the warrant, due to common stock issued at a price below the then current exercise price. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a “Black-Scholes model”) is reflected on the consolidated statement of operations as a “deemed dividend.”

c)	On September 24, 2021, the Company issued 18,058 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $152.60 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026. As a result of the issuance of the 2022 Notes in July of 2022, the exercise price of these warrants was adjusted down to $15.60. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a “Black-Scholes model”) is reflected on the consolidated statement of operations in other income (expense).

d)	On November 5, 2021, the Company issued 36,116 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $152.60 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on November 4, 2026. As a result of the issuance of the 2022 Notes in July of 2022, the exercise price of these warrants was adjusted down to $15.60. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a “Black-Scholes model”) is reflected on the consolidated statement of operations in other income (expense).

e)	On July 1, 2022, the Company issued 233,394 warrants in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $14.17 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on June 29, 2027.

f)	On August 9, 2022, the Company issued 233,394 warrants in connection with the issuance of the 2022 Notes. The warrants were immediately exercisable with an exercise price of $14.17 (subject to downward revision protection in the event the Company makes certain issuance of common stock at prices below the conversion price) and expire on August 8, 2027.

The fair value of each warrant issued has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the warrants issued for the periods presented were as follows:

	(a) LACQ warrants (grant date varies)	(b) Share subscription facility (grant date 7/2/21)	(b) Share subscription facility (remeasurement date varies)
Stock price	$289.80	$289.80	$4.80-85.80
Exercise price	$200.00-230.00	$200.20	$4.00-90.00
Expected term (years)	3.00	3.00	1.76-2.49
Volatility	110.0%	110.0%	108.2%-125.3%
Risk free rate	0.5%	0.5%	1.0%-4.2%

	(c) Liability classified warrants (grant date 9/24/21)	(c) Liability classified warrants (remeasured at 9/30/22)	(d) Liability classified warrants (grant date 11/5/21)	(d) Liability classified warrants (remeasured at 9/30/22)
Stock price	$89.80	$4.30	$45.00	$4.30
Exercise price	$152.60	$15.60	$152.60	$15.60
Expected term (years)	5.00	4.00	5.00	4.10
Volatility	94.1%	116.1%	94.1%	114.9%
Risk free rate	1.0%	4.1%	1.0%	4.1%

	(e) Liability classified warrants (grant date 7/1/22)	(e) Liability classified warrants (remeasured 9/30/22)	(f) Liability classified warrants (grant date 8/9/22)	(f) Liability classified warrants (remeasured 9/30/22)
Stock price	$11.40	$4.40	$10.60	$4.40
Exercise price	$14.20	$14.20	$14.20	$14.20
Expected term (years)	5.00	4.75	5.00	4.86
Volatility	98.9%	109.4%	102.8%	108.3%
Risk free rate	2.9%	4.1%	3.0%	4.1%

NOTE 8 - STOCKHOLDERS’ EQUITY

In June 2021, in connection with the Business Combination, the Company amended and restated its Certificate of Incorporation to authorize 150,000,000 shares of common stock and 1,500,000 shares of preferred stock, both with par value equal to $0.0001. As of December 31, 2021 and 2020, there were no shares of preferred stock issued and outstanding.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

Common Stock

On June 30, 2021, in connection with the Business Combination, the following common stock activity occurred:

●	802,679 shares of common stock were issued to holders of Former Ensysce common stock.

●	310,963 shares of common stock outstanding were assumed by the Company.

●	67,899 shares of common stock were issued in settlement of $5.8 million of convertible debt.

●	988 shares of restricted common stock were issued in exchange for previously outstanding warrants to purchase Former Ensysce common stock.

●	25,000 shares of common stock were issued in settlement of a termination agreement with a strategic advisor dated January 2021.

●	6,250 shares of common stock were issued in settlement of deferred underwriting costs.

Warrants

In February 2013, the Company issued 659 warrants to purchase common stock, with a ten-year life and an exercise price of $124.60 per share. In August 2019, in connection with the issuance of convertible debt, the Company issued 329 warrants to purchase common stock, with a ten-year life and an exercise price of $60.80. As of December 31, 2020, the warrants remained outstanding. On June 30, 2021, the Company issued 988 shares of common stock in settlement of the warrants, with such shares subject to restriction until certain conditions are met.

On December 31, 2021, outstanding warrants to purchase shares of common stock are as follows:

Reference	Shares Underlying Outstanding Warrants	Exercise Price	Description	Classification
(a)	945,063	$200.00 - 230.00	LACQ warrants	Equity
(b)	55,306	$90.00	Share subscription facility	Equity
(c)	18,058	$152.60	Convertible note	Liability
(d)	36,116	$152.60	Convertible note	Liability
	1,054,543

a)	On June 30, 2021, as a result of the Closing, the Company assumed a total of 945,063 warrants previously issued by LACQ. The warrants provide holders the right to purchase common stock at a strike price of between $200.00 and $230.00 per share and expire June 30, 2026, five years following the completion of the Business Combination. A total of 500,000 of the outstanding warrants are public warrants which trade on the OTC Pink Open Market under the ticker symbol ENSCW. The remaining 445,063 warrants are private warrants with restrictions on transfer and which have the right to a cashless exercise at the option of the holder.

On August 3, 2021, the Company entered into an agreement with an existing warrant holder to reduce the price of 25,000 warrants issued on June 30, 2021 from $230.00 to $200.00, resulting in an incremental increase in their fair value of $56,591, recognized in general and administrative expense.

b)	On July 2, 2021, upon public listing of the Company’s shares, the Company issued 55,306 warrants to purchase common stock pursuant to the share subscription facility. The warrants have a three-year life and an exercise price of $200.20 per share. The grant date fair value of the warrants, based on the $289.80 stock price on the date of issuance, was $11.6 million, and was recognized in general and administrative expense due to the uncertainty of future issuance of shares under the share subscription facility.

Ensysce Biosciences, Inc.

Notes to the Consolidated Financial Statements

On December 28, 2021, the exercise price of the warrants adjusted to $90.00 per share, as required by a down round adjustment feature of the warrant, due to common stock issued at a price below the then current exercise price. The difference in fair value of the existing warrant prior to the adjustment and the value of the warrant after (utilizing a “Black-Scholes model”) is reflected on the consolidated statement of operations as a “deemed dividend”.

c)	On September 24, 2021, the Company issued 18,058 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $152.60 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on September 23, 2026.

d)	On November 5, 2021, the Company issued 36,116 warrants in connection with the issuance of the 2021 Notes. The warrants were immediately exercisable with an exercise price of $152.60 (subject to downward revision protection in the event the Company makes certain issuances of common stock at prices below the conversion price) and expire on November 4, 2026.

The fair value of each warrant issued has been determined using the Black-Scholes option-pricing model. The material assumptions used in the Black-Scholes model in estimating the fair value of the warrants issued for the periods presented were as follows:

	(a) LACQ warrants (grant date varies)	(b) Share subscription facility (grant date 7/2/2021)	(c) Liability classified warrants (grant date 9/24/2021)	(c) Liability classified warrants (remeasured at 12/31/2021)	(d) Liability classified warrants (grant date 11/5/2021)	(d) Liability classified warrants (remeasured at 12/31/2021)
Stock price	$289.80	289.80	$89.80	$94.00	$45.00	$94.00
Exercise price	$200.00 - 230.00	200.20	$152.60	$152.60	$152.60	$152.60
Expected term (years)	3.00	3.00	5.00	4.75	5.00	4.85
Volatility	110.0%	110.0%	94.1%	97.4%	94.1%	96.8%
Risk free rate	0.5%	0.5%	1.0%	1.3%	1.0%	1.3%